SCHEDULE OF RSU’S TRANSACTIONS (Details) (Parenthetical) - shares	Sep. 30, 2026	Jul. 12, 2026
IfrsStatementLineItems [Line Items]
Shares issued	833,333
Restricted share units [member]
IfrsStatementLineItems [Line Items]
Shares issued	987,500	230,000